Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income:
Interest and fees on loans	$ 241,979	$ 227,979	$ 227,644
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities	30,627	36,025	36,981
Obligations of states and political subdivisions	2,632	182	3
Other interest income	1,020	888	515
Total interest and dividend income	276,258	265,074	265,143
Interest on deposits:
Demand and savings deposits	4,079	2,229	1,677
Time deposits	9,337	10,125	9,323
Interest on short-term borrowings	456	469	517
Interest on long-term debt	24,300	24,619	28,582
Total interest expense	38,172	37,442	40,099
Net interest income	238,086	227,632	225,044
(Recovery of) provision for loan losses	(5,101)	4,990	(7,333)
Net interest income after (recovery of) provision for loan losses	243,187	222,642	232,377
Other income:
Income from fiduciary activities	21,400	20,195	19,150
Service charges on deposit accounts	14,259	14,751	15,423
Net gain on sales of securities	0	88	(1,158)
Other service income	14,419	11,438	10,459
Checkcard fee income	15,057	14,561	13,570
Bank owned life insurance income	4,338	5,783	4,861
ATM fees	2,268	2,428	2,467
Gain on sale of OREO, net	1,323	1,604	5,503
OREO valuation adjustments	(601)	(1,592)	(2,406)
Gain (Loss) on Sales of Loans, Net	0	756	1,867
Miscellaneous	6,268	7,539	5,813
Total other income	78,731	77,551	75,549
Other expense:
Salaries	87,034	86,189	81,977
Employee Benefit Expense	19,262	21,296	19,991
Data processing fees	5,608	5,037	4,712
Professional fees and services	27,181	23,452	29,580
Occupancy expense	10,239	9,686	10,006
Furniture and equipment expense	13,766	11,806	11,571
Insurance	5,825	5,629	5,723
Marketing	4,523	3,983	4,371
Communication	4,985	5,130	5,268
State tax expense	3,560	3,566	2,290
OREO expense	1,021	1,446	2,063
Prepayment penalty on long-term debt	5,554	532	0
Miscellaneous	10,465	8,862	9,958
Total other expense	199,023	186,614	187,510
Income (loss) before taxes	122,895	113,579	120,416
Federal income taxes	36,760	32,567	36,459
Net income	$ 86,135	$ 81,012	$ 83,957
Earnings per common share:
Basic (in dollars per share)	$ 5.62	$ 5.27	$ 5.45
Diluted (in dollars per share)	$ 5.59	$ 5.26	$ 5.45